Interest and Other Expenses	12 Months Ended
Dec. 31, 2013
Interest and Other Expenses [Abstract]
Interest and Other Expenses
11.
Interest and Other Expenses
Interest and other expenses consisted of the following:

Year Ended December 31	2013	2012	2011
Interest expense	$37.1	$41.8	$42.8
Interest income	(3.7)	(6.6)	(7.3)
Foreign exchange losses	2.3	0.9	2.8
Miscellaneous expenses, net	0.7	7.2	6.0
Interest and other expenses	$36.4	$43.3	$44.3